Condensed Consolidated Balance Sheets Unaudited (Parentheticals) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement of Financial Position [Abstract]
Accumulated depreciation (in Dollars)	$ 15,773	$ 15,244
Preferred stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	1,000,000	1,000,000	1,000,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	600,000,000	600,000,000	600,000,000
Common stock, shares issued	182,176,926	181,552,241	114,266,515
Common stock, shares outstanding	182,176,926	181,552,241	114,266,515